INVENTORIES	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
INVENTORIES
16.	INVENTORIES

	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Raw materials and consumables	10,053	12,094
Work-in-progress	4,498	3,948
Finished goods	5,382	6,461

	19,933	22,503

The assets of the Group, including inventories have been pledged as security for the term loan from Perceptive Advisors.

All inventories are stated at the lower of cost or net realisable value. Total inventories for the Group are shown net of provisions of US$11,344,000 (2022: US$16,274,000) (2021: US$12,063,000). Cost of sales in 2023 includes inventories expensed of US$35,091,000 (2022: US$45,340,000) (2021: US$49,299,000).

The movement on the inventory provision for the three-year period to December 31, 2023 is as follows:

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Opening provision at January 1	16,274	12,063	9,781
Charged during the year	2,291	7,391	5,589
Utilised during the year	(5,456)	(3,180)	(3,307)
Eliminated on disposal of business	(1,765)	-	-

Closing provision at December 31	11,344	16,274	12,063